PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As at December 31, 2015	As at December 31, 2016

At cost:
Buildings	1,049,376	1,652,641
Data center equipment	891,089	1,349,069
Leasehold improvement	554,450	1,202,979
Furniture and office equipment	32,001	31,270
Vehicles	2,728	3,199

	2,529,644	4,239,158
Less: Accumulated depreciation	(421,475)	(613,658)

	2,108,169	3,625,500
Construction in progress	404,518	697,391

Property and equipment, net	2,512,687	4,322,891

Schedule of capital leases assets

	As at December 31, 2015	As at December 31, 2016

At cost:
Buildings(note)	627,874	1,286,079
Data center equipment	12,718	26,375

	640,592	1,312,454
Less: Accumulated depreciation	(32,061)	(64,151)

	608,531	1,248,303

Schedule of depreciation of property and equipment
	Year ended December 31,
	2014	2015	2016

Cost of revenue	71,024	131,097	206,724
General and administrative expenses	6,922	4,767	5,425
Research and development expenses	—	—	724

	77,946	135,864	212,873